Commitments and Contingencies (Details) (USD $)	Dec. 31, 2011
Verdicts in individual cases, pending [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
Compensatory Damages (as adjusted)	$ 40,625,500
Punitive Damages-adjusted	173,030,000
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
Compensatory Damages (as adjusted)	40,625,500
Punitive Damages-adjusted	173,030,000
Verdicts in individual cases, accrued [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
Compensatory Damages (as adjusted)	13,790,000
Punitive Damages-adjusted	39,500,000
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
Compensatory Damages (as adjusted)	13,790,000
Punitive Damages-adjusted	39,500,000
Martin [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	66.00%
Compensatory Damages (as adjusted)	3,300,000
Punitive Damages-adjusted	25,000,000
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	66.00%
Compensatory Damages (as adjusted)	3,300,000
Punitive Damages-adjusted	25,000,000
Campbell [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	39.00%
Compensatory Damages (as adjusted)	3,040,000
Punitive Damages-adjusted	0
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	39.00%
Compensatory Damages (as adjusted)	3,040,000
Punitive Damages-adjusted	0
Gray [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	60.00%
Compensatory Damages (as adjusted)	4,200,000
Punitive Damages-adjusted	2,000,000
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	60.00%
Compensatory Damages (as adjusted)	4,200,000
Punitive Damages-adjusted	2,000,000
Hall [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	65.00%
Compensatory Damages (as adjusted)	3,250,000
Punitive Damages-adjusted	12,500,000
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	65.00%
Compensatory Damages (as adjusted)	3,250,000
Punitive Damages-adjusted	12,500,000
Sherman [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	50.00%
Compensatory Damages (as adjusted)	775,000
Punitive Damages-adjusted	0
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	50.00%
Compensatory Damages (as adjusted)	775,000
Punitive Damages-adjusted	0
Brown [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	50.00%
Compensatory Damages (as adjusted)	600,000
Punitive Damages-adjusted	0
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	50.00%
Compensatory Damages (as adjusted)	600,000
Punitive Damages-adjusted	0
Douglas [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	5.00%
Compensatory Damages (as adjusted)	250,000
Punitive Damages-adjusted	0
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	5.00%
Compensatory Damages (as adjusted)	250,000
Punitive Damages-adjusted	0
Cohen [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	33.30%
Compensatory Damages (as adjusted)	3,300,000
Punitive Damages-adjusted	10,000,000
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	33.30%
Compensatory Damages (as adjusted)	3,300,000
Punitive Damages-adjusted	10,000,000
Clay [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	60.00%
Compensatory Damages (as adjusted)	2,100,000
Punitive Damages-adjusted	17,000,000
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	60.00%
Compensatory Damages (as adjusted)	2,100,000
Punitive Damages-adjusted	17,000,000
Townsend [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	51.00%
Compensatory Damages (as adjusted)	5,500,000
Punitive Damages-adjusted	40,800,000
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	51.00%
Compensatory Damages (as adjusted)	5,500,000
Punitive Damages-adjusted	40,800,000
Putney [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	30.00%
Compensatory Damages (as adjusted)	4,500,000
Punitive Damages-adjusted	2,500,000
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	30.00%
Compensatory Damages (as adjusted)	4,500,000
Punitive Damages-adjusted	2,500,000
Grossman [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	25.00%
Compensatory Damages (as adjusted)	484,000
Punitive Damages-adjusted	0
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	25.00%
Compensatory Damages (as adjusted)	484,000
Punitive Damages-adjusted	0
Buonomo [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	77.50%
Compensatory Damages (as adjusted)	4,060,000
Punitive Damages-adjusted	15,700,000
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	77.50%
Compensatory Damages (as adjusted)	4,060,000
Punitive Damages-adjusted	15,700,000
Alexander [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	51.00%
Compensatory Damages (as adjusted)	1,275,000
Punitive Damages-adjusted	2,500,000
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	51.00%
Compensatory Damages (as adjusted)	1,275,000
Punitive Damages-adjusted	2,500,000
Piendle [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	27.50%
Compensatory Damages (as adjusted)	1,100,000
Punitive Damages-adjusted	180,000
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	27.50%
Compensatory Damages (as adjusted)	1,100,000
Punitive Damages-adjusted	180,000
Koballa [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	30.00%
Compensatory Damages (as adjusted)	300,000
Punitive Damages-adjusted	0
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	30.00%
Compensatory Damages (as adjusted)	300,000
Punitive Damages-adjusted	0
Webb [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	90.00%
Compensatory Damages (as adjusted)	7,200,000
Punitive Damages-adjusted	72,000,000
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	90.00%
Compensatory Damages (as adjusted)	7,200,000
Punitive Damages-adjusted	72,000,000
Kirkland [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	10.00%
Compensatory Damages (as adjusted)	10,000
Punitive Damages-adjusted	250,000
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	10.00%
Compensatory Damages (as adjusted)	10,000
Punitive Damages-adjusted	250,000
Huish [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	25.00%
Compensatory Damages (as adjusted)	188,000
Punitive Damages-adjusted	1,500,000
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	25.00%
Compensatory Damages (as adjusted)	188,000
Punitive Damages-adjusted	1,500,000
Mack [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	51.00%
Compensatory Damages (as adjusted)	510,000
Punitive Damages-adjusted	0
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	51.00%
Compensatory Damages (as adjusted)	510,000
Punitive Damages-adjusted	0
Andy Allen [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	45.00%
Compensatory Damages (as adjusted)	2,700,000
Punitive Damages-adjusted	8,100,000
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	45.00%
Compensatory Damages (as adjusted)	2,700,000
Punitive Damages-adjusted	8,100,000
Jewett [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	20.00%
Compensatory Damages (as adjusted)	219,000
Punitive Damages-adjusted	0
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	20.00%
Compensatory Damages (as adjusted)	219,000
Punitive Damages-adjusted	0
Reese [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	30.00%
Compensatory Damages (as adjusted)	1,100,000
Punitive Damages-adjusted	0
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	30.00%
Compensatory Damages (as adjusted)	1,100,000
Punitive Damages-adjusted	0
Soffer [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	40.00%
Compensatory Damages (as adjusted)	2,000,000
Punitive Damages-adjusted	0
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	40.00%
Compensatory Damages (as adjusted)	2,000,000
Punitive Damages-adjusted	0
Ciccone [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	30.00%
Compensatory Damages (as adjusted)	1,000,000
Punitive Damages-adjusted	50,000
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	30.00%
Compensatory Damages (as adjusted)	1,000,000
Punitive Damages-adjusted	50,000
Weingart [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	3.00%
Compensatory Damages (as adjusted)	4,500
Punitive Damages-adjusted	0
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	3.00%
Compensatory Damages (as adjusted)	4,500
Punitive Damages-adjusted	0
Bowman [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	30.00%
Compensatory Damages (as adjusted)	450,000
Punitive Damages-adjusted	0
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	30.00%
Compensatory Damages (as adjusted)	450,000
Punitive Damages-adjusted	0
Sury [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	20.00%
Compensatory Damages (as adjusted)	200,000
Punitive Damages-adjusted	0
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	20.00%
Compensatory Damages (as adjusted)	200,000
Punitive Damages-adjusted	0
Hallgren [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	25.00%
Compensatory Damages (as adjusted)	500,000
Punitive Damages-adjusted	750,000
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	25.00%
Compensatory Damages (as adjusted)	500,000
Punitive Damages-adjusted	750,000
Ward [Member]
Verdicts in the individual Engle Progeny cases that have been tried and remain pending
RJR Tobacco Allocation of Fault	30.00%
Compensatory Damages (as adjusted)	300,000
Punitive Damages-adjusted	1,700,000
Verdicts in the individual Engle Progeny cases that have been tried and accrued for
RJR Tobacco Allocation of Fault	30.00%
Compensatory Damages (as adjusted)	300,000
Punitive Damages-adjusted	$ 1,700,000